FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Liquidity risk (Details) - Liquidity risk - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 189,723,815	$ 217,355,259
3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	97,658,364	109,721,232
Between one and three periods
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	94,297,308	96,605,465
Trade and other payables | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	47,104,064	35,989,362
Trade and other payables | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	42,304,366	60,443,242
Trade and other payables | Between one and three periods
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	51,650,942	48,481,726
Borrowings | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	37,490,039	78,084,912
Borrowings | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	52,573,189	41,643,214
Borrowings | Between one and three periods
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	34,155,963	38,198,026
Secured notes | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	104,354,169	102,270,445
Leasing liabilities | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	775,543	1,010,540
Leasing liabilities | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	1,989,529	5,873,502
Leasing liabilities | Between one and three periods
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	8,118,030	9,527,939
Consideration for acquisition | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	791,280	1,761,274
Consideration for acquisition | Between one and three periods
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 372,373	$ 397,774